UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21024

Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments  September 30, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS	DESCRIPTION	PURCHASE		DATES		VALUE

	U.S. Government Agencies - Discount Notes (55.4%)
$345,181	Federal Home Loan Banks	4.75 - 5.46%		10/02/06 - 02/28/07		$343,952,445
17,971	Federal National Mortgage Assoc.	5.14 - 5.22		10/04/06 - 11/01/06		17,926,956
22,270	Freddie Mac	4.71 - 5.14		10/17/06 - 11/28/06		22,170,291

	Total U.S. Government Agencies - Discount Notes (Cost $384,049,692)					384,049,692

	U.S. Government Agencies - Floating Rate Notes (28.5%)
69,075	Federal Farm Credit Banks	5.18 - 5.27	†	10/03/06 - 12/22/06	*	69,069,650
88,500	Federal Home Loan Banks	5.25 - 5.37	†	10/04/06 - 12/13/06	*	88,487,019
40,000	Freddie Mac	5.25 - 5.35	†	10/06/06 - 12/22/06	*	39,989,920

	Total U.S. Government Agencies - Floating Rate Notes (Cost $197,546,589)					197,546,589

	U.S. Government Agencies - Debenture Bonds (10.3%)
4,000	Federal Farm Credit Banks	5.19		12/05/06		3,988,992
67,660	Federal Home Loan Banks	5.17 - 7.06		11/15/06 - 05/15/07		67,305,281

	Total U.S. Government Agencies - Debenture Bonds (Cost $71,294,273)					71,294,273

	Repurchase Agreement (6.2%)
42,860	Barclays Capital, Inc. (dated 09/29/06; proceeds $42,879,180) (a) (Cost $42,860,000)	5.37		10/02/06		42,860,000

	Total Investments(Cost $695,750,554)(b)			100.4%		695,750,554

	Other Assets in Excess of Liabilities			(0.4)		(2,471,542)

	Net Assets			100.0%		$693,279,012

†	Rate shown is the rate in effect at September 30, 2006.
*	Date of next interest rate reset.
(a)

Collateralized by Federal National Mortgage Assoc. 4.50% - 5.00% due 01/29/10 - 07/20/15 valued at $9,135,258; Freddie Mac 2.75% - 5.20% due 02/22/08 - 03/10/15 valued at $14,394,531; Federal Home Loan Banks 3.10% - 6.00% due 05/15/07 - 06/14/13 valued at $14,708,708; Federal Farm Credit Bank 4.13% due 04/15/09 valued at $395,644 and U.S. Treasury Note 4.25% due 11/30/07 valued at $5,083,440.

(b)	Cost is the same for federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006